Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and equipment
Furniture, fixtures & equipment	7 Years
Computer equipment	5 Years
Commerce server	5 Years
Computer software	3 - 5 Years
Leasehold improvements	Length of the lease

		As of December 31,
	Years	2021	2020
Equipment	5-7	$239,641	$169,003
Office furniture	7	51,653	23,569
Leasehold improvements	Length of lease	-	-
Less accumulated depreciation		(177,045)	(136,890)
Net property and equipment		$114,249	$55,682

Schedule of Goodwill and Intangible assets
June 30, 2022

	AiAdvertising	Total
Domain name	20,202	20,202
Total	$20,202	$20,202

December 31, 2021

	AiAdvertising	Total
Domain name	20,202	20,202
Total	$20,202	$20,202

December 31, 2021
	AiAdvertising	Total
Domain name	20,202	20,202
Total	$20,202	$20,202

December 31, 2020
	AiAdvertising	Total
Domain name	26,582	26,582
Total	$26,582	$26,582

Shedule of summarizes the results of operations
	Three months ended June 30, 2022 (unaudited)			Three months ended June 30, 2021 (unaudited)
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Hosting Revenue	-	-	-	$55,014	-	$55,014
Cost of Sales	-	-	-	27,256	-	27,256
Net Income from Discontinued Operations	$-	$-	$-	$27,758	$-	$27,758

	Six months ended June 30, 2022 (unaudited)			Six months ended June 30, 2021 (unaudited)
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Hosting Revenue	-	-	-	$128,336	-	$128,336
Cost of Sales	-	-	-	56,641	-	56,641
Net Income from Discontinued Operations	$-	$-	$-	$71,695	$-	$71,695

Schedule of deferred tax assets and liabilities balances
For the six months ended June 30, 2022
Current tax provision:
Federal
Taxable income	$-
Total current tax provision	$-

Deferred tax provision:
Federal
Loss carryforwards	$4,810,516
Change in valuation allowance	(4,810,516)
Total deferred tax provision	$-

Schedule of revenue disaggregated
	Year ended December 31, 2021			Year ended December 31, 2020
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Data Sciences	$-	$-	$-	$596,446	$-	$596,446
Design	2,027,152	-	2,027,152	2,390,676	-	2,390,676
Development	225,049	-	225,049	330,404	-	330,404
Digital Advertising	4,525,688	-	4,525,688	6,085,038	3,640	6,088,678
The Platform	90,372	-	90,372	-	-	-
Total	$6,868,261	$-	$6,868,261	$9,402,564	$3,640	$9,406,204

Schedule of fixed asset transactions
	Year ended December 31, 2021	Year ended December 31, 2020
Depreciation expense	$40,155	$40,993
Gain/(loss) on disposals	-	-
Cash paid for fixed asset additions	98,722	5,253

Shedule of summarizes the results of operations
	December 31, 2021			December 31, 2020
	Third Parties	Related Parties	Total	Third Parties	Related Parties	Total
Hosting Revenue	$129,934	$-	$129,934	$336,074	$-	$336,074
Cost of Sales	(56,320)	-	(56,320)	130,361	-	130,361
Net Income from Discontinued Operations	$73,614	$-	$73,614	$205,713	$-	$205,713